Expense Example, No Redemption - DWS Total Return Bond Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 358
3 Years	561
5 Years	780
10 Years	1,410
Class T
Expense Example, No Redemption:
1 Year	334
3 Years	545
5 Years	773
10 Years	1,430
Class C
Expense Example, No Redemption:
1 Year	162
3 Years	527
5 Years	917
10 Years	1,810
Class R
Expense Example, No Redemption:
1 Year	111
3 Years	406
5 Years	723
10 Years	1,622
Class R6
Expense Example, No Redemption:
1 Year	60
3 Years	200
5 Years	352
10 Years	794
INST Class
Expense Example, No Redemption:
1 Year	60
3 Years	211
5 Years	374
10 Years	849
Class S
Expense Example, No Redemption:
1 Year	60
3 Years	217
5 Years	388
10 Years	$ 882